INCOME STATEMENT DETAILS (Schedule of Disaggregation of Revenues) (Details) - ILS (₪) ₪ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of operating segments [line items]
Total revenues	₪ 3,363	₪ 3,189	₪ 3,234
Cellular Segment [Member]
Disclosure of operating segments [line items]
Segment revenue - Services to private customers	933	942	990
Segment revenue - Services to business customers	766	721	808
Segment revenue - Services revenue total	1,699	1,663	1,798
Segment revenue - Equipment	602	545	571
Total revenues	2,301	2,208	2,369
Fixed-Line Segment [Member]
Disclosure of operating segments [line items]
Segment revenue - Services to private customers	680	604	513
Segment revenue - Services to business customers	386	389	412
Segment revenue - Services revenue total	1,066	993	925
Segment revenue - Equipment	126	136	103
Total revenues	1,192	1,129	1,028
Elimination [Member]
Disclosure of operating segments [line items]
Segment revenue - Services to private customers	(72)	(83)	(87)
Segment revenue - Services to business customers	(58)	(65)	(76)
Segment revenue - Services revenue total	(130)	(148)	(163)
Total revenues	(130)	(148)	(163)
Consolidated [Member]
Disclosure of operating segments [line items]
Segment revenue - Services to private customers	1,541	1,463	1,416
Segment revenue - Services to business customers	1,094	1,045	1,144
Segment revenue - Services revenue total	2,635	2,508	2,560
Segment revenue - Equipment	728	681	674
Total revenues	₪ 3,363	₪ 3,189	₪ 3,234